Financial instruments (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial instruments [Line Items]
Effect on profit or loss for the period Derivative instruments	$ (18,707)	$ 16
Hedging reserve in equity before tax	1,982
Debt [Member]
Financial instruments [Line Items]
Hedging liabilities	(18,853)	(3,893)
Effect on profit or loss for the period Derivative instruments	(29,557)	(13,615)
Hedging reserve in equity before tax	10,704	9,722
Debt [Member] | Cross currency swap contracts [Member]
Financial instruments [Line Items]
Hedging liabilities	(22,771)	(17,318)
Effect on profit or loss for the period Derivative instruments	(25,363)	(18,859)
Hedging reserve in equity before tax	2,592	1,541
Debt [Member] | Forward contract [member]
Financial instruments [Line Items]
Hedging assets	3,918	13,425
Effect on profit or loss for the period Derivative instruments	(4,194)	5,244
Hedging reserve in equity before tax	8,112	8,181
Investment [Member]
Financial instruments [Line Items]
Hedging assets	16,381	18,146
Effect on profit or loss for the period Derivative instruments	17,146	19,911
Hedging reserve in equity before tax	(765)	(1,765)
Investment [Member] | Cross currency swap contracts [Member]
Financial instruments [Line Items]
Hedging liabilities	(889)
Effect on profit or loss for the period Derivative instruments	(711)
Hedging reserve in equity before tax	(178)
Investment [Member] | Forward contract [member]
Financial instruments [Line Items]
Hedging assets	17,270	18,146
Effect on profit or loss for the period Derivative instruments	17,857	19,911
Hedging reserve in equity before tax	$ (587)	$ (1,765)